Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Without Sales Load [Member] | C000174346
Average Annual Return [Line Items]
Average Annual Return, Percent		17.70%	7.44%	8.01%
Without Sales Load [Member] | C000174345
Average Annual Return [Line Items]
Average Annual Return, Percent		17.73%	7.43%	8.05%
Without Sales Load [Member] | C000010077
Average Annual Return [Line Items]
Average Annual Return, Percent		17.43%	7.07%	7.65%
Without Sales Load [Member] | C000176586
Average Annual Return [Line Items]
Average Annual Return, Percent		9.82%	4.00%	4.90%
Without Sales Load [Member] | C000169633
Average Annual Return [Line Items]
Average Annual Return, Percent		9.82%	3.94%	4.91%
Without Sales Load [Member] | C000010070
Average Annual Return [Line Items]
Average Annual Return, Percent		9.55%	3.67%	4.60%
Without Sales Load [Member] | C000174342
Average Annual Return [Line Items]
Average Annual Return, Percent		23.10%	10.47%	12.15%
Without Sales Load [Member] | C000174341
Average Annual Return [Line Items]
Average Annual Return, Percent		23.19%	10.43%	12.19%
Without Sales Load [Member] | C000010072
Average Annual Return [Line Items]
Average Annual Return, Percent		22.74%	10.10%	11.81%
Without Sales Load [Member] | C000174348
Average Annual Return [Line Items]
Average Annual Return, Percent		22.23%	8.86%	9.06%
Without Sales Load [Member] | C000174347
Average Annual Return [Line Items]
Average Annual Return, Percent		22.36%	8.75%	9.08%
Without Sales Load [Member] | C000010078
Average Annual Return [Line Items]
Average Annual Return, Percent		21.83%	8.31%	8.63%
Without Sales Load [Member] | C000253095
Average Annual Return [Line Items]
Average Annual Return, Percent		3.84%	3.60%	2.38%
Without Sales Load [Member] | C000253096
Average Annual Return [Line Items]
Average Annual Return, Percent		3.84%	3.60%	2.38%
Without Sales Load [Member] | C000253097
Average Annual Return [Line Items]
Average Annual Return, Percent		3.81%	3.46%	2.24%
Without Sales Load [Member] | C000173654
Average Annual Return [Line Items]
Average Annual Return, Percent		3.84%	3.60%	2.38%
Without Sales Load [Member] | C000174353
Average Annual Return [Line Items]
Average Annual Return, Percent		13.87%	5.77%	7.44%
Without Sales Load [Member] | C000174354
Average Annual Return [Line Items]
Average Annual Return, Percent		13.84%	5.71%	7.45%
Without Sales Load [Member] | C000157689
Average Annual Return [Line Items]
Average Annual Return, Percent		13.51%	5.36%	7.08%
Without Sales Load [Member] | C000174337
Average Annual Return [Line Items]
Average Annual Return, Percent		23.12%	10.06%	10.47%
Without Sales Load [Member] | C000174338
Average Annual Return [Line Items]
Average Annual Return, Percent		23.19%	10.02%	10.51%
Without Sales Load [Member] | C000010069
Average Annual Return [Line Items]
Average Annual Return, Percent		22.79%	9.73%	10.17%
Without Sales Load [Member] | C000174339
Average Annual Return [Line Items]
Average Annual Return, Percent		18.93%	7.79%	8.69%
Without Sales Load [Member] | C000174340
Average Annual Return [Line Items]
Average Annual Return, Percent		18.98%	7.78%	8.74%
Without Sales Load [Member] | C000010071
Average Annual Return [Line Items]
Average Annual Return, Percent		18.73%	7.56%	8.49%
Without Sales Load [Member] | C000174352
Average Annual Return [Line Items]
Average Annual Return, Percent		24.11%	10.51%	10.18%
Without Sales Load [Member] | C000174351
Average Annual Return [Line Items]
Average Annual Return, Percent		24.04%	10.44%	10.22%
Without Sales Load [Member] | C000112985
Average Annual Return [Line Items]
Average Annual Return, Percent		23.63%	10.05%	9.80%
Without Sales Load [Member] | C000174350
Average Annual Return [Line Items]
Average Annual Return, Percent		7.00%	3.48%	3.41%
Without Sales Load [Member] | C000174349
Average Annual Return [Line Items]
Average Annual Return, Percent		6.92%	3.41%	3.42%
Without Sales Load [Member] | C000099971
Average Annual Return [Line Items]
Average Annual Return, Percent		6.70%	3.12%	3.08%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		22.82%	12.31%	15.06%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		22.82%	12.31%	15.06%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		22.82%	12.31%	15.06%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.79%	0.08%	1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.79%	0.08%	1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.79%	0.08%	1.54%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		22.82%	12.31%	15.06%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		22.82%	12.31%	15.06%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		22.82%	12.31%	15.06%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		22.82%	12.31%	15.06%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		22.82%	12.31%	15.06%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		22.82%	12.31%	15.06%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.79%	0.08%	1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.79%	0.08%	1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.79%	0.08%	1.54%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		22.82%	12.31%	15.06%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		22.82%	12.31%	15.06%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		22.82%	12.31%	15.06%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		22.82%	12.31%	15.06%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		22.82%	12.31%	15.06%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		22.82%	12.31%	15.06%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		22.82%	12.31%	15.06%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		22.82%	12.31%	15.06%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		22.82%	12.31%	15.06%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.79%	0.08%	1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.79%	0.08%	1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.79%	0.08%	1.54%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Average Annual Return, Percent		15.58%	6.15%	8.21%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Average Annual Return, Percent		15.58%	6.15%	8.21%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Average Annual Return, Percent		15.58%	6.15%	8.21%
Morningstar Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Conservative Target Risk Index
Average Annual Return, Percent		7.42%	2.13%	3.77%
Morningstar Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Conservative Target Risk Index
Average Annual Return, Percent		7.42%	2.13%	3.77%
Morningstar Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Conservative Target Risk Index
Average Annual Return, Percent		7.42%	2.13%	3.77%
Morningstar Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Average Annual Return, Percent		22.60%	9.66%	11.85%
Morningstar Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Average Annual Return, Percent		22.60%	9.66%	11.85%
Morningstar Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Average Annual Return, Percent		22.60%	9.66%	11.85%
Morningstar Global Allocation Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Allocation Index
Average Annual Return, Percent		15.33%	6.16%	8.16%
Morningstar Global Allocation Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Allocation Index
Average Annual Return, Percent		15.33%	6.16%	8.16%
Morningstar Global Allocation Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Allocation Index
Average Annual Return, Percent		15.33%	6.16%	8.16%
Morningstar Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Target Risk Index
Average Annual Return, Percent		11.40%	4.30%	6.17%
Morningstar Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Target Risk Index
Average Annual Return, Percent		11.40%	4.30%	6.17%
Morningstar Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Target Risk Index
Average Annual Return, Percent		11.40%	4.30%	6.17%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Average Annual Return, Percent		15.58%	6.15%	8.21%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Average Annual Return, Percent		15.58%	6.15%	8.21%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Average Annual Return, Percent		15.58%	6.15%	8.21%
S&P MidCap 400
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400
Average Annual Return, Percent		25.89%	9.07%	11.65%
Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent		40.78%	6.98%	11.62%
S&P MidCap 400
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400
Average Annual Return, Percent		25.89%	9.07%	11.65%
Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent		40.78%	6.98%	11.62%
S&P MidCap 400
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400
Average Annual Return, Percent		25.89%	9.07%	11.65%
Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent		40.78%	6.98%	11.62%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Average Annual Return, Percent		15.58%	6.15%	8.21%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Average Annual Return, Percent		15.58%	6.15%	8.21%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Average Annual Return, Percent		15.58%	6.15%	8.21%
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Average Annual Return, Percent		3.96%	3.61%	2.35%
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Average Annual Return, Percent		3.96%	3.61%	2.35%
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Average Annual Return, Percent		3.96%	3.61%	2.35%